Partnership Distributions - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended					3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Maximum	Dec. 31, 2012 Convertible Class B Units	Dec. 31, 2012 Subordinated Class C Units	Sep. 30, 2010 Cash Distributions for Limited and General Partner	Dec. 31, 2012 Cash Distributions for Limited and General Partner	Dec. 31, 2011 Cash Distributions for Limited and General Partner	Dec. 31, 2012 Minimum Quarterly Distribution
Limited Partners' Capital Account [Line Items]
Cash distribution period						45 days
Cash distribution paid		$ 231,919					$ 251,700	$ 200,900
Common units received distribution per unit									$ 0.3375
Common unit, Subordinated unit and General Partner Unit and Related Distribution Incentive Rights description	The subordination period will lapse at such time when the Partnership has earned and paid at least the quarterly minimum distribution per quarter on each common unit, subordinated unit and general partner unit for any three consecutive, non-overlapping four-quarter periods ending on or after June 30, 2013. Also, if the Partnership has earned and paid at least 150 percent of the minimum quarterly distribution on each outstanding common unit, subordinated unit and general partner unit for each calendar quarter in a four-quarter period, the subordination period will terminate automatically. The subordination period will also terminate automatically if the general partner is removed without cause and the units held by the general partner and its affiliates are not voted in favor of removal.
Beneficial conversion feature				$ 58,300	$ 36,700
Percentage of cash that can be distributed for general partner			50.00%